Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments
Share-based payments

13Share-based payments

Share options

Effective May 20, 2020, the Company adopted amendments to the share option plan (the Share Option Plan). The maximum number of common shares reserved for issuance under this plan is 2,627,163 common shares or such other number as may be approved by the holders of the voting shares of the Company. As at December 31, 2020, 1,522,362 (2019 – 1,109,943) options are outstanding. Each option granted allows the holder to purchase one common share, at an exercise price not less than the lesser of the closing trading price of the common shares on the TSX, on the date a share option is granted and the volume-weighted average price of the common shares for the five trading days immediately preceding the date the share option is granted. Share options granted under the Share Option Plan generally have a maximum term of ten years and vest over a period of up to four years.

A summary of the share option changes during the period presented and the total number of share options outstanding as at those dates are set forth below:

		Weighted
		average
		exercise
	Number	price
	of options	$

Balance - January 1, 2019	624,478	8.34
Granted	580,440	7.26
Exercised	(1,800)	2.26
Forfeited/expired	(93,175)	8.12
Balance - December 31, 2019	1,109,943	8.09
Granted	687,255	14.44
Exercised	(235,123)	8.18
Forfeited/expired	(39,713)	10.05
Balance - December 31, 2020	1,522,362	10.97

The Company estimated the fair value of the share options granted during the period using the Black-Scholes option pricing model with the weighted average assumptions below. Due to the absence of Company-specific volatility rates for the expected life of the share options, the Company chose comparable companies in the medical device industry.

	November 16,		December 15,		December 22,
	2020		2020		2020

Exercise price	$19.23		$18.24		$22.90
Expected volatility	85%		85%		85%
Expected life of options	6	years	6	years	6	years
Risk-free interest rate	0.46%		0.45%		0.48%
Dividend yield	—		—		—
Number of share options issued	84,900		10,000		11,500

	March 12,		May 20,		June 8,		August 17,
	2020		2020		2020		2020

Exercise price	$10.96		$12.55		$12.61		$15.02
Expected volatility	82%		84%		84%		83%
Expected life of options	6	years	6	years	6	years	6	years
Risk-free interest rate	0.60%		0.46%		0.58%		0.48%
Dividend yield	—		—		—		—
Number of share options issued	16,550		481,405		80,000		2,900

	May 15,		May 16,		November 18,
	2019		2019		2019

Share price on date of issuance	$6.72		$6.85		$8.50
Expected volatility	82%		82%		82%
Expected life of share options	6	years	6	years	6	years
Risk-free interest rate	1.59%		1.59%		1.40%
Dividend yield	—		—		—
Number of share options issued	13,300		484,940		82,200

The following table summarizes information about the share options outstanding as at December 31, 2020:

		Weighted
		average
	Number of	remaining	Number of
Exercise price	options	contractual life	options
C$	outstanding	(years)	exercisable

2.40	11,300	1.88	11,300
8.50	28,728	6.88	21,938
9.10	10,300	8.38	4,069
9.20	435,781	8.38	147,340
9.30	44,147	7.65	23,317
9.70	4,950	6.32	4,950
9.90	2,300	7.24	1,577
10.20	9,900	7.46	7,700
11.00	57,784	5.95	57,784
11.23	71,500	8.89	19,362
11.90	19,011	7.39	844
13.50	8,300	5.61	8,300
14.60	93,406	5.64	93,406
15.00	52,800	4.66	52,800
15.15	14,050	9.20	—
16.87	80,000	9.44	—
17.44	469,305	9.39	—
20.39	2,400	9.63	—
23.02	10,000	9.96	—
24.31	84,900	9.88	—
25.01	11,500	9.98	—
	1,522,362	8.36	454,687

Compensation expense related to share options for the year ended December 31, 2020 was $3,007 (2019 - $1,266).

Long-term incentive plan

Share-based compensation expense related to long-term incentive plan (LTIP) for the year ended December 31, 2020 was $11 (December 31, 2019 - $nil).

A summary of the RSUs changes during the period are set forth below:

Number of
RSUs

Balance - January 1, 2020	—
Granted	8,917
Forfeited	(200)
Balance - December 31, 2020	8,717